Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Borrowings [Abstract]
Schedule of Short-term Debt [Table Text Block]

Short-term borrowings at December 31 consist of the following:

	2013	2012
	( In Thousands)
Securities sold under agreements to repurchase	$36,500	$28,697
Federal Home Loan Bank short-term borrowings	13,414	-

The outstanding balances and related information of short-term borrowings are summarized as follows:

	Years Ended December 31,
	2013	2012
	(Dollars In Thousands)
Average balance during the year	$30,832	$23,679
Average interest rate during the year	0.21%	0.22%
Maximum month-end balance during the year	$49,914	$32,386
Weighted average interest rate at the end of the year	0.21%	0.20%

Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]

Other borrowings consisted of the following at December 31, 2013 and 2012:

	2013	2012
	(In Thousands)

Notes with the FHLB:
Convertible note due May 2013 at 3.015%	$-	$5,000
Fixed rate note due July 2015 at 4.34%	7,301	7,487
Convertible note due January 2017 at 4.71%	10,000	10,000
Amortizing fixed rate borrowing due January 2018 at 0.91%	2,460	-
Amortizing fixed rate borrowing due December 2018 at 1.425%	4,000	-
	$23,761	$22,487

Schedule of Contractual Maturities of Other Borrowings [Table Text Block]	Contractual maturities of other borrowings at December 31, 2013 are as follows (in thousands):

2015	$7,301
2017	10,000
2018	6,460
$23,761